CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (35,336)	$ (9,844)	$ (42,301)
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash in-process research and development charge			35,286
Gain on deconsolidation of VericiDx	(46)
Depreciation and amortization	282	70	31
Share-based compensation	2,663	1,159	525
Gain on loan	(255)
Realized gain on short-term investments	(18)	(128)	(24)
Equity losses in affiliate, including related impairments	2,112	63
Reversal of Kantaro Liability	(495)
Fair value adjustment to VericiDx investment	(6,483)
Unrealized foreign exchange loss (gain)	5,539	(213)
Changes in operating assets and liabilities:
Accounts receivable	(594)
Prepaid expenses and other current assets	(710)	(325)	(197)
Related party receivable	17	(18)
Accounts payable	782	355	303
Accrued expenses—related party	585
Accrued expenses and other current liabilities	4,353	(456)	221
Deferred revenue	122
Payable to affiliate	(970)	(185)
Other liabilities	53
Net cash used in operating activities	(28,399)	(9,522)	(6,156)
Cash flows from investing activities:
Note receivable—related party	(167)	(83)
Purchases of property and equipment	(773)	(804)	(309)
Software development costs	(749)	(427)
Purchase of short-term investments		(21,260)	(4,970)
Proceeds from short-term investments	1,000	21,400	4,000
Decrease in cash (VericiDx deconsolidation)	(62)
Acquired in-process research and development			(11,021)
Net cash used in investing activities	(751)	(1,174)	(12,300)
Cash flows from financing activities:
Gross proceeds from the issuance of ordinary shares, net of underwriting fees	79,182
Gross proceeds from the issuance of ordinary shares		17,276	29,111
Payment of offering costs	(2,305)	(1,593)	(1,292)
Payment from related-party notes			633
Proceeds from the issuance of ordinary shares under employee share purchase plan	111
Proceeds from exercise of stock options	252
Proceeds from PPP Loan		255
Repayment of related-party notes			(1,069)
Net cash provided by financing activities	77,240	15,938	27,383
Effect of exchange rate changes on cash	3,745	(150)	(808)
Net increase in cash and cash equivalents	51,835	5,092	8,119
Cash and cash equivalents, beginning of year	13,293	8,201	82
Cash and cash equivalents, end of year	65,128	13,293	8,201
Supplemental disclosure of cashflow information:
Cash paid for interest			21
Supplemental noncash investing and financing activities:
Ordinary shares issued to acquire Joslin license			24,286
Financing costs in accounts payable and accrued expenses		1,630	$ 450
Software development costs in accounts payable and accrued expenses		177
Purchase of property and equipment in accounts payable and accrued expenses		56
Reclassification of note receivable in Kantaro to Investment in Kantaro	175
Deemed distribution of VericiDx ordinary shares	75
Conversion of VericiDx note receivable into VericiDx ordinary shares	$ 2,556
Fair value of services exchanged for equity method investment of which services are recorded as the payable to affiliate		$ 2,000